Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000002495 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002495 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002495 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002495 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002495 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000002495 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002495 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002495 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002495 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002495 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002495 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002495 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002495 | IndustryAutomotive Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002495 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000002495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110016 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110016 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110016 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110016 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110016 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000110016 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000110016 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110016 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110016 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110016 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110016 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110016 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110016 | IndustryAutomotive Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110016 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000110016 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097757 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097757 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097757 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097757 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097757 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097757 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097757 | FR_613566900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097757 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097757 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097757 | FR_BS60CR900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097757 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097757 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097757 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097757 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000097757 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097757 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097757 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097757 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097757 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097757 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097757 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000097757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000166041 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000166041 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166041 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000166041 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166041 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000166041 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166041 | FR_613566900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166041 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166041 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166041 | FR_BS60CR900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166041 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166041 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166041 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000166041 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000166041 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166041 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166041 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166041 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166041 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166041 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166041 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000166041 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000119725 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000119725 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119725 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119725 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000119725 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119725 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119725 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119725 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119725 | FR_BNYK8H903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000119725 | FR_B0ZV10902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119725 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000119725 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000119725 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119725 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119725 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000119725 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119725 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119725 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119725 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000119725 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119725 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000119725 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000119726 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000119726 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119726 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119726 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000119726 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119726 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119726 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119726 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119726 | FR_BNYK8H903
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000119726 | FR_B0ZV10902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119726 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000119726 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000119726 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119726 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119726 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000119726 | IndustryHotels, Resorts & Cruise Lines
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119726 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119726 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000119726 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000119726 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119726 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000119726 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000051938 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051938 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000051938 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000051938 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000051938 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051938 | FR_B1KFX1904
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | FR_BPNVWR907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000051938 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051938 | FR_610513905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051938 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000051938 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000051938 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051938 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051938 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000051938 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051938 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051938 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000051938 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000051938 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166039 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166039 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166039 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166039 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166039 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166039 | FR_B1KFX1904
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | FR_BPNVWR907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166039 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166039 | FR_610513905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166039 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166039 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000166039 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166039 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166039 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166039 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166039 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166039 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166039 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000166039 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110019 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110019 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110019 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110019 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110019 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110019 | FR_B1KFX1904
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110019 | FR_BP83KB904
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110019 | FR_B6SDL0905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110019 | FR_BFM5DX905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110019 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110019 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110019 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000110019 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000110019 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110019 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110019 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110019 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110019 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000110019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000166042 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166042 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166042 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166042 | FR_81141R100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166042 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166042 | FR_B1KFX1904
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | FR_BYT183908
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166042 | FR_BP83KB904
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166042 | FR_B6SDL0905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166042 | FR_BFM5DX905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166042 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166042 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166042 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000166042 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000166042 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166042 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166042 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166042 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166042 | IndustryDistillers & Vintners
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166042 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000166042 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214013 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214013 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214013 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214013 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214013 | FR_625901905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214013 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000214013 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214013 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214013 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214013 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214013 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000214013 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000214013 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214012 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214012 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214012 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214012 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214012 | FR_625901905
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214012 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000214012 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214012 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214012 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214012 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214012 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000214012 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000214012 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000065330 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065330 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065330 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065330 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065330 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065330 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065330 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065330 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065330 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065330 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000065330 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000065330 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065330 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065330 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065330 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065330 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065330 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065330 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065330 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065330 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000065330 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000166040 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166040 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166040 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166040 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166040 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166040 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166040 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166040 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166040 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166040 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166040 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166040 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166040 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166040 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166040 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166040 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166040 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166040 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166040 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000166040 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000070970 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070970 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000070970 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070970 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000070970 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070970 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070970 | FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_456837103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070970 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070970 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000070970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000070970 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000070970 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070970 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070970 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070970 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070970 | IndustryOther Specialized REIT's
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070970 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070970 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000070970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110018 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110018 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110018 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110018 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110018 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110018 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110018 | FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_456837103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110018 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110018 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000110018 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000110018 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110018 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110018 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110018 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110018 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110018 | IndustryOther Specialized REIT's
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110018 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110018 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000110018 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002501 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002501 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002501 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002501 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002501 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002501 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002501 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002501 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002501 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002501 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002501 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002501 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002501 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002501 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002501 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002501 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002501 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002501 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166036 | FR_BF93XC909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166036 | FR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166036 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166036 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166036 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166036 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166036 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166036 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166036 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166036 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166036 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166036 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166036 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166036 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000166036 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166036 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000166036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002502 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002502 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002502 | FR_BPNVWR907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002502 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002502 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002502 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002502 | FR_BZ3D2G904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002502 | FR_712495902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002502 | FR_ACI1XQXJ2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002502 | FR_B77P01900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002502 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002502 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002502 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002502 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002502 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002502 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002502 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002502 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002502 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002502 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166037 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166037 | FR_BN44P2906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166037 | FR_BPNVWR907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166037 | FR_BD87BM908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166037 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166037 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166037 | FR_BZ3D2G904
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166037 | FR_712495902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166037 | FR_ACI1XQXJ2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166037 | FR_B77P01900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166037 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000166037 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166037 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166037 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166037 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166037 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166037 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166037 | IndustryCommercial & Residential Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000166037 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214015 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214015 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214015 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214015 | FR_ACI0JKHV4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214015 | FR_663955003
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214015 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214015 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214015 | FR_04764T955
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214015 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214015 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214015 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214015 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214015 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214015 | IndustryAutomobile Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214015 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214015 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000214015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214014 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214014 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214014 | FR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214014 | FR_ACI0JKHV4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214014 | FR_663955003
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214014 | FR_33767E970
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214014 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214014 | FR_04764T955
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214014 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214014 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000214014 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214014 | IndustryMovies & Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214014 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214014 | IndustryAutomobile Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214014 | IndustryInteractive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214014 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000214014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000255334 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255334 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255334 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255334 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255334 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255334 | FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | FR_ACI0690K5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | FR_692737000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255334 | FR_649283900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255334 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000255334 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000255334 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255334 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255334 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255334 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255334 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255334 | IndustryReal Estate Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000255334 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255335 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255335 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255335 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255335 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255335 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255335 | FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | FR_ACI0690K5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | FR_692737000
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255335 | FR_649283900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255335 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000255335 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000255335 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000255335 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255335 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255335 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000255335 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255335 | IndustryReal Estate Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000255335 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230418 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230418 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230418 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230418 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230418 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230418 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230418 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230418 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230418 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230418 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230418 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230418 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230418 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230418 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230418 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230418 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230418 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230418 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230418 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230418 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	134.70%
C000230418 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.80%)
C000230418 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230419 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230419 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230419 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230419 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230419 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230419 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230419 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230419 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230419 | FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230419 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230419 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230419 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230419 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230419 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230419 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230419 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230419 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230419 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230419 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230419 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230419 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	134.70%
C000230419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.80%)
C000230419 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002503 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002503 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002503 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002503 | FR_946760105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002503 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002503 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002503 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002503 | FR_M8740S227
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002503 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002503 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002503 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002503 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002503 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002503 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002503 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002503 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002503 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002503 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002503 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002503 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002503 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000002503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002503 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002503 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217855 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217855 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217855 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217855 | FR_946760105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217855 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217855 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217855 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217855 | FR_M8740S227
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217855 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217855 | FR_006739106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217855 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000217855 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217855 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217855 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217855 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217855 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217855 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217855 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217855 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217855 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000217855 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217855 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217855 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002504 | FR_946760105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002504 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002504 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002504 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | FR_M8740S227
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002504 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | FR_253798102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002504 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002504 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | FR_B0RKHN908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002504 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002504 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002504 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002504 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002504 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002504 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002504 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002504 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002504 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002504 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002504 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217856 | FR_946760105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217856 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217856 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217856 | FR_922417100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | FR_M8740S227
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217856 | FR_302301106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | FR_253798102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217856 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217856 | FR_830830105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | FR_B0RKHN908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217856 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217856 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217856 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217856 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217856 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217856 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217856 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217856 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217856 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217856 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000217856 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002505 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002505 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002505 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002505 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002505 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002505 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002505 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002505 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002505 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002505 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002505 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002505 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002505 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002505 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002505 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002505 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002505 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002505 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002505 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002505 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166038 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166038 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166038 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166038 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166038 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166038 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166038 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166038 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166038 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166038 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166038 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166038 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166038 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166038 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166038 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166038 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166038 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000166038 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002496 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002496 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002496 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002496 | FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002496 | FR_420261109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002496 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002496 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002496 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002496 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002496 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002496 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002496 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002496 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110017 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110017 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | FR_92846Q107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110017 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110017 | FR_387328107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110017 | FR_420261109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110017 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000110017 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110017 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110017 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110017 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000110017 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110017 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110017 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000110017 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002497 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002497 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002497 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002497 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002497 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002497 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002497 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002497 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002497 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002497 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002497 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002497 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002497 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000002497 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217854 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217854 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000217854 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217854 | FR_82452J109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217854 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217854 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217854 | FR_89531P105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217854 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217854 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000217854 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217854 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217854 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217854 | IndustryEnvironmental & Facilities Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000217854 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217854 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217854 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000217854 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217854 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217854 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236276 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236276 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236276 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236276 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236276 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236276 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236276 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000236276 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236276 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236276 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236276 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236276 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236276 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236276 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236276 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236276 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236276 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236277 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236277 | FR_74275K108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236277 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236277 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236277 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236277 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236277 | FR_422806208
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000236277 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236277 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236277 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236277 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236277 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236277 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236277 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236277 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236277 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236277 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002500 | FR_912803EZ2
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000002500 | FR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000002500 | FR_912810SP4
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002500 | FR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002500 | FR_912803GA5
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002500 | FR_912803GS6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002500 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000002500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002500 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.60%